Securities purchased (sold) under resale (repurchase) agreements (Tables)	12 Months Ended
Dec. 31, 2025
Securities purchased sold under resale repurchase agreements [Abstract]
Summary of securities purchased under agreements to resell	Securities purchased under resale agreements

	2025	2024

Collateral held	3,295,803	3,163,705
Brazilian sovereign bonds (i)	2,530,502	3,020,502
Corporate debt – local	573,982	27,560
Real estate–backed instruments	101,281	11,073
Other	90,038	104,570

Collateral repledge	11,866,126	18,895,796
Brazilian sovereign bonds (i)	260,629	11,297,972
Corporate debt – local	8,761,184	4,304,132
Real estate–backed instruments	1,729,958	1,982,544
Agribusiness–backed instruments	—	120,652
Interbank deposits certificates (CDIs) (ii)	632,257	815,302
Other	482,098	375,193

Collateral sold	1,903,735	—
Brazilian sovereign bonds	1,903,735	—

Expected credit loss (iii)	(2,565)	(2,364)

Total	17,063,099	22,057,137

(i)    Investments in purchase and sale commitments collateral-backed by sovereign debt securities refer to transactions involving the purchase of sovereign debt securities with a commitment to sale originated mainly in the subsidiaries XP CCTVM, Banco XP and in proprietary funds.
(ii)    Refers to fixed-rate fixed-income assets, which are low-risk investments collateral-backed.
(iii)    The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 13.

Summary of securities sold under repurchase agreements	Securities sold under repurchase agreements

	2025	2024

Brazilian sovereign bonds	21,595,733	45,871,065
Corporate debt – local	22,607,747	14,889,816
Real estate–backed instruments	7,336,475	9,260,382
Agribusiness–backed instruments	1,544,830	1,741,369
Corporate debt – foreign	5,629,084	—
Other	—	17,088
Total	58,713,869	71,779,721